Net income per share and common dividends (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income attributable to common stockholders	$ 128,607	$ 113,408	$ 135,054
Denominator:
Weighted average number of shares outstanding, basic (in shares)	41,655,701	41,130,089	37,235,599
Weighted average number of shares outstanding, diluted (in shares)	42,041,821	41,821,637	38,359,985
Earnings per share, basic (in dollars per share)	$ 3.09	$ 2.76	$ 3.63
Earnings per share, diluted (in dollars per share)	$ 3.06	$ 2.71	$ 3.52